Loss Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Loss Per Share

Note 14 - Loss Per Share

Basic loss per share is computed using the weighted average number of shares outstanding. Diluted loss per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(659,110)	$(507,109)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,953,989	229,000,001
Loss per share
-Basic and diluted	$(0.0029)	$(0.0022)